DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Deposits Liabilities Balance Sheet Reported Amounts Tables [Abstract]
Deposit Liabilities Disclosures Tables [Text Block]

	2016			2017
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents

	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2.623	1	2.624	3.017	1	3.018
Private sector:
Corporations	3.836	414	4.250	4.515	435	4.950
Individuals	28.846	1.438	30.284	29.219	1.455	30.674
Interbank	12.444	614	13.058	2.867	762	3.629
Total interest bearing deposits	47.749	2.467	50.216	39.618	2.653	42.271
Non-interest bearing:
Public sector	189	-	189	126	-	126
Private sector:
Corporations	943	61	1.004	1.104	57	1.161
Individuals	167	27	194	168	32	200
Interbank	31	36	67	46	45	91
Total non-interest bearing deposits	1.330	124	1.454	1.444	134	1.578
Total:
Public sector	2.812	1	2.813	3.143	1	3.144
Private sector:
Corporations	4.779	475	5.254	5.619	492	6.111
Individuals	29.013	1.465	30.478	29.387	1.487	30.874
Interbank	12.475	650	13.125	2.913	807	3.720
Total deposits	49.079	2.591	51.670	41.062	2.787	43.849